Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information:
Entity Registrant Name	Pernix Group, Inc.
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001082198
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY